Document and Entity Information	May 05, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 05, 2026
Entity Registrant Name	SNAP INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38017
Entity Tax Identification Number	45-5452795
Entity Address Address Line 1	3000 31st Street
Entity Address City Or Town	Santa Monica
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90405
City Area Code	310
Local Phone Number	399-3339
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.00001 per share
Trading Symbol	SNAP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	We are filing this Amendment No. 1 to our Current Report on Form 8-K filed with the Securities and Exchange Commission on April 20, 2026 (the “Original Report”) solely to provide the disclosures required by Items 5.02 and 9.01 of Form 8-K with respect to the appointment of Douglas Hott as Chief Financial Officer of Snap and the material terms of his compensation arrangement with us. Other than as set forth in this Explanatory Note, this Amendment No. 1 does not amend any other disclosures in the Original Report.
Entity Central Index Key	0001564408